Cover	May 01, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 2, 2025, electroCore, Inc., a Delaware corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) disclosing that the Company had completed the acquisition of NeuroMetrix, Inc., a Delaware corporation (“NURO”) pursuant to the terms of the Agreement and Plan of Merger, dated as of December 17, 2024 (the “Merger Agreement”), by and among the Company, NURO, and Nexus Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”). Pursuant to the Merger Agreement, on the Closing Date, Merger Sub merged with and into NURO, with NURO surviving as a wholly-owned subsidiary of the Company.
Document Period End Date	May 01, 2025
Entity File Number	001-38538
Entity Registrant Name	electroCore, Inc.
Entity Central Index Key	0001560258
Entity Tax Identification Number	20-3454976
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Forge Way
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Rockaway
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07866
City Area Code	(973)
Local Phone Number	290-0097
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	ECOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false